Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Entity [Table]
Number of shares outstanding, at the beginning of the year	180,578,561	174,900,395
Number of shares awarded during the year	62,203,770	68,721,549
Number of share distributions during the year	(54,639,882)	(52,137,287)
Number of shares forfeited during the year	(6,235,249)	(10,906,096)
Number of shares outstanding, at the end of the year	181,907,200	180,578,561
Number of shares vested for accounting purposes	102,364,973	107,828,979
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 13	$ 12
Weighted average grant date fair value of shares awarded during the year | $	18	15
Weighted average grant date fair value of share distributions during the year | $	12	13
Weighted average grant date fair value of shares forfeited during the year | $	15	13
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 15	$ 13
UBS AG
Entity [Table]
Number of shares outstanding, at the beginning of the year	295,921	54,557
Number of shares awarded during the year	358,424	278,756
Number of share distributions during the year	(37,994)	(24,176)
Number of shares forfeited during the year	(1,923)	(13,215)
Number of shares outstanding, at the end of the year	614,428	295,921
Number of shares vested for accounting purposes	174,329	116,775
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 15	$ 13
Weighted average grant date fair value of shares awarded during the year | $	19	15
Weighted average grant date fair value of share distributions during the year | $	14	13
Weighted average grant date fair value of shares forfeited during the year | $	15	15
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 17	$ 15